Discontinued operation (Details 1)	12 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 CNY
Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)
Net assets	87,532,200
Consideration Received Abstract
Total cash consideration	87,532,200
Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	0	0	47,532,200
Net Cash Provided by (Used in) Discontinued Operations	28,041,081